S000010793 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	227 Months Ended	272 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	7.29%	7.14%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Columbia Small Cap Value Fund II Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		11.76%	10.36%	8.17%
Performance Inception Date					Nov. 08, 2012
Columbia Small Cap Value Fund II Class S
Prospectus [Line Items]
Average Annual Return, Percent		11.36%	9.90%	7.70%
Performance Inception Date	Oct. 02, 2024
Columbia Small Cap Value Fund II Class R
Prospectus [Line Items]
Average Annual Return, Percent		11.01%	9.60%	7.42%
Performance Inception Date						Jan. 23, 2006
Columbia Small Cap Value Fund II Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.91%	8.60%	7.06%
Performance Inception Date							May 01, 2002
Columbia Small Cap Value Fund II Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.44%)	5.80%	4.65%
Performance Inception Date							May 01, 2002
Columbia Small Cap Value Fund II Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.99%	6.51%	5.21%
Performance Inception Date							May 01, 2002
Columbia Small Cap Value Fund II Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		11.52%	10.16%	7.96%
Performance Inception Date							May 01, 2002
Columbia Small Cap Value Fund II Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent		11.72%	10.33%	8.12%
Performance Inception Date					Nov. 08, 2012